Group information - Consolidated Statement of Financial Position (Details) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of associates [line items]
Non-current assets	₨ 636,627	$ 7,746	₨ 506,131
Current assets	109,867	1,337	135,212
Non-current liabilities	512,168	6,232	413,691
Current liabilities	115,926	1,410	101,279
Equity attributable to equity holders of the parent	106,852	1,300	118,439
Attributable to:
Equity holders of the parent	118,400	1,441	126,373	₨ 64,745	₨ 78,848
Non-controlling interests (excluding liability for put options with non controlling interests)	11,548	141	7,934
RPPL
Disclosure of associates [line items]
Non-current assets	635,813	7,736	506,129
Current assets	107,861	1,312	124,603
Non-current liabilities	509,989	6,205	404,808
Current liabilities	106,135	1,291	97,596
Non-controlling interests (pertains to subsidiaries not considered material to the Group)	7,788	95	4,064
Equity attributable to equity holders of the parent	119,762	1,457	124,264
Attributable to:
Equity holders of the parent	116,010	1,411	120,394
Non-controlling interests (excluding liability for put options with non controlling interests)	₨ 3,752	$ 46	₨ 3,870